Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 5. Fair Value Measurements

The Company establishes the fair value of our assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company established a fair value hierarchy based on the inputs used to measure fair value.

The three levels of the fair value hierarchy are as follows:

Level 1:  Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

Level 3:  Unobservable inputs in which little or no market data exists, and are therefore determined using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The carrying value of cash, restricted cash, short-term bank deposits, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to their relative short maturities.

The following table presents our fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2017 (in thousands):

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents	$2,024	$-	$-	$2,024
Certificates of deposit	-	1,462	-	1,462
Corporate debt securities	-	7,146	-	7,146
Total financial assets	$2,024	$8,608	$-	$10,632

There were no assets measured at fair value on a recurring basis at December 31, 2016.

The fair value of certain financial instruments was measured and classified within Level 1 of the fair value hierarchy based on quoted prices. Certain financial instruments classified within Level 2 of the fair value hierarchy include the types of instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Certain non-financial assets are measured at fair value, usually with Level 3 inputs including the discounted cash flow method or cost method, on a nonrecurring basis in accordance with authoritative guidance. These represent nonfinancial assets initially measured at fair value in connection with our merger. The Company utilized significant management judgment to forecast the occurrence of future equity events with a high probability of success using the market valuation method. In general, non-financial assets, including our intangible asset and property and equipment, are remeasured at fair value when there is an indication of impairment and are recorded at fair value only when any impairment is recognized.